JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.0%
U.S. Treasury Notes
3.25%, 6/30/2027	35,000	33,608
2.75%, 7/31/2027	20,000	18,891
2.25%, 8/15/2027	60,000	55,760
0.50%, 8/31/2027	38,000	33,305
3.13%, 8/31/2027	21,000	20,047
0.38%, 9/30/2027	9,000	7,832
4.13%, 9/30/2027	74,000	72,852
4.13%, 10/31/2027	73,000	71,839
0.63%, 11/30/2027	78,000	68,058
3.88%, 11/30/2027	73,000	71,263
0.63%, 12/31/2027	62,000	53,935
3.88%, 12/31/2027	29,000	28,306
0.75%, 1/31/2028	4,000	3,486
3.50%, 1/31/2028	54,000	52,013
2.75%, 2/15/2028	18,000	16,872
1.13%, 2/29/2028	28,000	24,690
4.00%, 2/29/2028	73,000	71,520
3.63%, 3/31/2028	74,000	71,523
1.25%, 4/30/2028	93,000	82,018
3.50%, 4/30/2028	63,000	60,588
2.88%, 5/15/2028	43,000	40,390
1.25%, 5/31/2028	67,000	58,947
3.63%, 5/31/2028	72,000	69,542
1.25%, 6/30/2028	38,000	33,354
4.00%, 6/30/2028	1,000	979
1.00%, 7/31/2028	86,000	74,511
4.13%, 7/31/2028	2,000	1,967
2.88%, 8/15/2028	9,000	8,426
1.13%, 8/31/2028	91,000	79,070
4.38%, 8/31/2028	11,000	10,923
1.25%, 9/30/2028	86,000	74,964
4.63%, 9/30/2028	27,000	27,073
1.38%, 10/31/2028	2,000	1,749
4.88%, 10/31/2028	18,000	18,232
3.13%, 11/15/2028	26,000	24,527
1.50%, 11/30/2028	78,000	68,457
4.38%, 11/30/2028	27,000	26,828
1.38%, 12/31/2028	85,000	74,013
3.75%, 12/31/2028	79,000	76,463
1.75%, 1/31/2029	3,000	2,653
4.00%, 1/31/2029	87,000	85,093
2.63%, 2/15/2029	63,000	57,967
4.25%, 2/28/2029	10,000	9,889
2.38%, 3/31/2029	51,000	46,296
4.13%, 3/31/2029	14,000	13,763
2.88%, 4/30/2029	39,000	36,200
4.63%, 4/30/2029	14,000	14,068
2.38%, 5/15/2029	61,000	55,265

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.75%, 5/31/2029	19,000	17,513
3.25%, 6/30/2029	41,000	38,659
2.63%, 7/31/2029	4,000	3,656
1.63%, 8/15/2029	81,000	70,343
3.13%, 8/31/2029	65,000	60,826
3.88%, 9/30/2029	51,000	49,456
4.00%, 10/31/2029	42,000	40,960
1.75%, 11/15/2029	38,000	33,075
3.88%, 11/30/2029	5,000	4,845
3.50%, 1/31/2030	9,000	8,545
1.50%, 2/15/2030	46,000	39,111
4.00%, 2/28/2030	29,000	28,248
3.63%, 3/31/2030	59,000	56,333
3.50%, 4/30/2030	67,000	63,506
0.63%, 5/15/2030	106,000	84,759
3.75%, 5/31/2030	25,000	24,007
3.75%, 6/30/2030	27,000	25,911
4.00%, 7/31/2030	4,000	3,891
0.63%, 8/15/2030	77,000	61,010
4.13%, 8/31/2030	24,000	23,492
4.63%, 9/30/2030	54,000	54,319
0.88%, 11/15/2030	97,000	77,551
3.75%, 12/31/2030	64,000	61,265
4.00%, 1/31/2031	72,000	69,919
1.13%, 2/15/2031	98,000	79,235
1.63%, 5/15/2031	71,000	58,969
1.25%, 8/15/2031	116,000	93,072
1.38%, 11/15/2031	84,000	67,541
1.88%, 2/15/2032	101,000	83,893
2.88%, 5/15/2032	75,000	66,896
2.75%, 8/15/2032	97,000	85,440
4.13%, 11/15/2032	60,000	58,430
3.50%, 2/15/2033	88,000	81,706
3.38%, 5/15/2033	68,000	62,411
3.88%, 8/15/2033	76,000	72,426
4.50%, 11/15/2033	122,000	122,019
4.00%, 2/15/2034	88,000	84,604
Total U.S. Treasury Obligations (Cost $4,157,710)		4,027,857
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b) (Cost $20,574)	20,570	20,574
Total Investments — 99.5% (Cost $4,178,284)		4,048,431
Other Assets Less Liabilities — 0.5%		20,953
NET ASSETS — 100.0%		4,069,384

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,027,857	$—	$4,027,857
Short-Term Investments
Investment Companies	20,574	—	—	20,574
Total Investments in Securities	$20,574	$4,027,857	$—	$4,048,431

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$15,759	$97,875	$93,058	$(1)	$(1)	$20,574	20,570	$134	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.